SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accounting policies adopted

3.1.New accounting policies and changes in accounting policies adopted

The new standards and interpretations issued, until the issuance of the Company’s unaudited condensed consolidated interim financial information, are described below.

3.1.1.Accounting policies adopted

3.1.1.1.

Presentation of the financial statements – IAS 1 – Classification of liabilities as current and non-current (applicable for annual periods beginning on/or after January 1, 2023, with early adoption permitted)

The amendments to IAS 1 affect only the presentation of liabilities as current or non-current in the balance sheet, and not the amount or the timing of the recognition of any asset, liability, income or expense, or the information disclosed about these items.

The amendments clarify that the classification of liabilities as current or non-current is based on the rights existing at the balance sheet date, specify that the classification is not affected by expectations about whether an entity will exercise its right to postpone the settlement of the liability, explain that the rights exist if restrictive clauses are complied with at the balance sheet date, and introduce the definition of ‘settlement’ to clarify that it refers to a transfer to a counterparty of an amount in cash, equity instruments, other assets or services.

The Company assessed the content of this pronouncement and did not identify any impacts.

3.1.1.2.

Amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements – Disclosure of Accounting Policies (applicable for annual periods beginning on/or after January 1, 2023, with early adoption permitted)

The amendments change the requirements in IAS 1 with regard to the disclosure of accounting policies. The amendments replace all instances of the term ‘significant accounting policies’ with ‘material accounting policy information’. Accounting policy information is material if, considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence the decisions that the primary users of the financial statements make on the basis of those financial statements.

The supporting paragraphs in IAS 1 are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions is immaterial, and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material.

The Company assessed the content of this pronouncement and did not identify any impacts.

3.1.1.3.	Amendments to IAS 8 Definition of Accounting Estimates (applicable for annual periods beginning on/or after January 1, 2023)

The amendments replace the definition of a change in accounting estimates with a definition of accounting estimates. Under the new definition, accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty”. The definition of a change in accounting estimates was deleted. However, the Board retained the concept of changes in accounting estimates in the Standard through the following clarifications:

(i)	A change in accounting estimates that results from new information or new developments does not constitute the correction of an error
(ii)	The effects of a change in an input or a measurement technique used to develop an accounting estimate represent changes in accounting estimates if they do not result from the correction of prior period errors

The Company assessed the content of this pronouncement and did not identify any impacts.

3.1.1.4.	Amendments to IAS 12 – Deferred tax related to assets and liabilities arising from a single transaction (applicable for annual periods beginning on/or after January 1, 2023)

The amendments introduce a further exception to the initial recognition exemption. Under the amendments, an entity may not apply the initial recognition exemption for transactions that give rise to equal taxable and deductible temporary differences.

Depending on the applicable tax law, equal taxable and deductible temporary differences may arise from the initial recognition of an asset and liability in a transaction that is not a business combination and affects neither the accounting nor the taxable profit. For example, this may arise upon the recognition of a lease liability and the corresponding right-of-use asset, applying IFRS 16 at the commencement date of a lease.

Following the amendments to IAS 12, an entity is required to recognise the related deferred tax asset and liability, with the recognition of any deferred tax asset being subject to the recoverability criteria in IAS 12.

The amendments apply to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, at the beginning of the earliest comparative period, an entity recognises:

(i)	A deferred tax asset (to the extent that it is probable that taxable profits will be available against which the deductible temporary difference can be utilized) and a deferred tax liability for all deductible and taxable temporary differences associated with:
●	Right-of-use assets and lease liabilities; and
●	Decommissioning, restoration and similar liabilities and the corresponding amounts recognised as part of the cost of the related asset.
(ii)	The cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings (or another component of equity, as appropriate) at that date.

The Company assessed the content of this pronouncement and did not identify any impacts.